Pensions and Other Postretirement Benefits (Amounts Recognized in AOCI) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Pension Plan [Member]
Amounts recognized in Accumulated Other Comprehensive Loss Before Tax [Line Items]
Net actuarial gain (loss)	$ (3,887)	$ (3,111)
Prior service cost	(6)	(9)
Other postretirement benefits [Member]
Amounts recognized in Accumulated Other Comprehensive Loss Before Tax [Line Items]
Net actuarial gain (loss)	8	0
Prior service cost	$ 4	$ (2)